Long - Term Debt - Credit Facilities 1 (Details) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 24, 2019 USD ($)	Feb. 10, 2020 USD ($)	Sep. 19, 2019 USD ($)
Line of Credit Facility [Line Items]
Outstanding amount	$ 844,996
Amount drawn down	$ 47,000	$ 13,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Sep. 19, 2020
Outstanding amount					$ 224,310
Number of loan tranches	2
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin payable at each quarter end date
Loan margin percentage	3.00%
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Sep. 24, 2024
Line of Credit Facility, Periodic Payment	$ 5,200
Line of Credit Facility, Number of Repayment Installments	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Dec. 12, 2019
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 126,000
Amount drawn down			$ 230,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity				$ 38,000
Line of Credit Facility, Periodic Payment	$ 1,000
Line of Credit Facility, Number of Repayment Installments	20
Line of Credit Facility, Frequency of Payments	quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 18,000